Earnings per share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share

	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Loss after income tax	(28,955)	(171,871)	(419,770)

	Number	Number	Number

Weighted average number of shares used in calculating basic earnings per share	99,640,920	54,775,571	40,941,074
Weighted average number of shares used in calculating diluted earnings per share	99,640,920	54,775,571	40,941,074

	US$	US$	US$

Basic earnings per share	(0.29)	(3.14)	(10.25)

Diluted earnings per share	(0.29)	(3.14)	(10.25)